UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/12

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus

Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
27	Financial Highlights
32	Notes to Financial Statements
45	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Balanced Opportunity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2011, through May 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The market rebound that drove prices of stocks and some bonds higher early in the reporting period seemed to sputter and die in the spring of 2012, primarily due to a resurgent European debt crisis and renewed U.S. economic concerns, including disappointing employment data. Consequently, stocks gave back many of the gains they previously had achieved, but they still ended the reporting period with positive returns, on average. Bonds generally fared better, gaining value as long-term interest rates fell in a challenging economic climate.

Despite the market’s recent swoon, we believe that trends in many of the more economically sensitive areas of the U.S. economy remain favorable. For example, in the automobile industry, new cars offer improved gas mileage, the average age of the auto fleet is old, and credit is widely available at a time when household debt-service ratios have dropped sharply. Even residential construction has moved into a sustainable uptrend, in our opinion, as employment expands and homebuilders see a rise in orders. On the other hand, net exports may prove to be a slight drag on domestic growth since the economy in the United States is stronger than in many of its trading partners.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2011, through May 31, 2012, as provided by Keith Stransky, Brian Ferguson, Sean Fitzgibbon and David Bowser, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2012, Dreyfus Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares and Class Z shares produced total returns of 3.70%, 3.31%, 3.83%, 3.81% and 3.64%, respectively.1 In comparison, the fund’s benchmark, a blended index composed of 60% Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and 40% Barclays U.S.Aggregate Bond Index, produced a 5.12% total return for the same period.2 Separately, the S&P 500 Index and the Barclays U.S.Aggregate Bond Index produced total returns of 6.23% and 3.46%, respectively, for the same period.

U.S. stocks advanced early in the reporting period amid improving economic data, but a worsening European debt crisis and anemic U.S. employment gains later erased many of those gains.The fund produced lower returns than its benchmark, primarily due to shortfalls among energy and information technology stocks.

The Fund’s Investment Approach

The fund seeks high total return, including capital appreciation and current income, through a diversified mix of stocks and fixed-income securities.When allocating assets, we assess the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates and the general outlook for stocks.

Among stocks, we strive to create a broadly diversified portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities that, at the time of purchase, are rated investment

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

grade (Baa/BBB or higher) or the non-rated equivalent as determined by Dreyfus.We may invest up to 5% of the fixed-income portfolio in securities rated below investment grade (but not lower than B) and up to 10% in bonds from foreign issuers.

Mixed Economic Data Fueled Market Volatility

U.S. equities and higher yielding bonds rallied at the start of the reporting period, as investors responded to a recovering U.S. economy and measures by European policymakers to address the region’s sovereign debt crisis. Consequently, investors grew more tolerant of risks, and they shifted their attention to stocks and higher yielding bonds.

However, in the spring of 2012, the U.S. labor market’s rebound slowed markedly as the public sector shed jobs and employment gains in the private sector proved weaker than expected.Austerity measures designed to relieve debt pressures in Europe encountered political resistance in some nations, raising questions regarding the region’s fiscal and economic prospects.These headwinds caused stocks and corporate-backed bonds to decline in April and May, partly offsetting earlier gains, while U.S. government bonds gained value.

Stock Selections Weighed on Fund Performance

Although the fund participated in the stock and bond markets’ moderate gains, its relative performance was undermined by disappointments in the information technology sector, where game developer Electronic Arts struggled with lower sales volumes as the industry’s distribution model shifted. In the energy sector, the fund was hurt by lack of exposure to integrated oil giant ExxonMobil. Instead, we focused on companies such as Occidental Petroleum, which lagged amid fears that higher oil prices might constrain global demand. The fund’s stock portfolio achieved better results in the industrials sector, where construction engineer Thomas & Betts and electrical components manufacturer Cooper Industries received acquisition bids in an industry characterized by improving fundamentals and attractive stock valuations. Industrial conglomerate General Electric also fared well when demand for turbines increased in the recovering economy.

In the fund’s bond portfolio, overweighted exposure to higher yielding bond market sectors, particularly investment-grade corporate-backed securities, generally bolstered relative performance, as did an underweighted position in U.S.Treasury securities.The fund also benefited from an emphasis on intermediate-term maturities when yield differences widened along the market’s maturity spectrum.

Positioned for Growth with an Eye on Risks

In our view, prospects for equities remain bright despite recently negative news headlines. Indeed, we believe that excessive pessimism may have produced opportunities to purchase stocks of fundamentally sound companies at attractive valuations. As of the reporting period’s end, our bottom-up stock selection process has identified a number of opportunities in the financials sector, where low valuations and improved credit conditions could drive prices higher. Conversely, we reduced the fund’s exposure to the energy sector in response to continued volatility in commodity prices. The fund eliminated its positions in the utilities sector during the reporting period due to high valuations and better opportunities in other areas.We currently expect to keep equity exposure above the benchmark in an effort to take advantage of the attractiveness of equities vs. bonds. We believe bonds do not offer a compelling long term return, given the historically low yields. Among bonds, the fund has attempted to mitigate risks by adopting a more market-neutral investment posture, including reducing its emphasis on higher yielding market sectors.

June 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Classes A, C and I shares provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, Class
A, C and I returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay onetime transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2011 to May 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2012
	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$6.11	$1,037.00
Class C	$9.91	$1,033.10
Class J	$5.40	$1,038.10
Class I	$4.84	$1,038.30
Class Z	$6.67	$1,036.40

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, 1.06% for
Class J, .95% for Class I and 1.31% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2012

	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$6.06	$1,019.00
Class C	$9.82	$1,015.25
Class J	$5.35	$1,019.70
Class I	$4.80	$1,020.25
Class Z	$6.61	$1,018.45

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C, 1.06% for
Class J, .95% for Class I and 1.31% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—33.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables—1.1%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	[a]	325,846
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		232,312
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		287,852
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		77,803
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	165,000		166,270
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		321,776
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	95,000		95,331
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	100,000		100,503
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		320,171
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	[a]	335,882
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		437,419
					2,701,165
Asset-Backed Ctfs./Credit Cards—.2%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.99	8/15/18	460,000	[a,b]	484,159
Asset—Backed Ctfs./Equipment—.2%
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		406,670
Asset-Backed Ctfs./
Home Equity Loans—.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	85,930	[b]	85,896
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.76	7/25/35	108,685	[b]	105,050
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	28,332	[b]	28,401

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Home Equity Loans (continued)
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.50	11/25/35	30,789	[b]	30,693
					250,040
Commercial Mortgage
Pass-Through Ctfs.—1.6%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	225,000	[a]	239,714
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		609,403
Bear Stearns Commercial
Mortgage Securities,
Ser. 2006-T22, Cl. A4	5.54	4/12/38	275,000	[b]	311,981
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	275,000		290,398
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	[b]	204,028
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. A	2.95	11/5/27	121,491	[a]	122,780
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	560,000	[a,b]	554,249
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	445,000	[a]	504,561
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	94,703	[b]	99,624
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	435,000	[a,b]	500,962
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.62	8/15/39	415,000	[b]	446,409
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	4,421		4,418
					3,888,527
Consumer Staples—.4%
Altria Group,
Gtd. Notes	10.20	2/6/39	125,000		203,065

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples (continued)
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	90,000		103,089
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	100,000		117,756
Diageo Investment,
Gtd. Notes	2.88	5/11/22	110,000		112,100
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	180,000		237,597
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	[a]	220,859
					994,466
Diversified Financial Services—2.0%
Ameriprise Financial,
Sr. Unscd. Notes	5.30	3/15/20	75,000		85,350
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	220,000		217,726
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	570,000		591,293
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000		317,834
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		226,088
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	230,000		250,610
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	[a]	256,361
FUEL Trust,
Scd. Notes	4.21	10/15/22	265,000	[a]	277,607
General Electric Capital,
Unscd. Notes	2.30	4/27/17	495,000		493,743
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	295,000		378,871
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		227,928
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	[a]	518,187
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	395,000		413,112

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	135,000		151,724
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		94,453
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000		30,606
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		98,835
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		300,128
					4,930,456
Foreign/Governmental—.1%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000		94,680
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		126,090
					220,770
Health Care—.1%
Express Scripts Holdings,
Gtd. Notes	4.75	11/15/21	140,000	[a]	154,620
Gilead Sciences,
Sr. Unscd. Notes	4.40	12/1/21	180,000		197,693
					352,313
Insurance—1.0%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		54,353
Allstate,
Sr. Unscd. Debs	6.75	5/15/18	220,000		269,371
AON,
Gtd. Notes	3.50	9/30/15	165,000		172,604
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		189,728
Cincinnati Financial,
Sr. Unscd. Debs	6.92	5/15/28	20,000		23,692
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		260,759

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Insurance (continued)
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		229,194
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		268,631
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	410,000		463,333
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		243,604
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000		290,271
					2,465,540
Materials—.2%
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	80,000		87,594
Teck Resources,
Gtd. Notes	6.25	7/15/41	65,000		72,522
Vale Overseas,
Gtd. Notes	4.38	1/11/22	215,000		215,983
					376,099
Media & Telecommunications—1.1%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	145,000		185,757
Cellco Partnership/Verizon
Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	150,000		205,459
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		167,258
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	[a]	421,559
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	190,000		208,978
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	240,000		278,715
News America,
Gtd. Notes	6.65	11/15/37	435,000		502,933
Time Warner
Gtd. Debs	6.10	7/15/40	75,000		86,353
Time Warner Cable,
Gtd. Notes	5.50	9/1/41	220,000		237,074

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media & Telecommunications
(continued)
Time Warner,
Gtd. Notes	5.88	11/15/16	76,000	89,473
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	165,000	175,826
				2,559,385
Municipal Bonds—.3%
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000	151,613
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000	12,760
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000	281,068
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000	162,290
				607,731
Office And Business Equipment—.1%
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000	210,751
Oil & Gas—.9%
Enterprise Products Operating,
Gtd. Notes, Ser. N	6.50	1/31/19	205,000	248,867
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000	269,639
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000	113,325
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000	240,896
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000	464,737
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	200,000	214,440
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	137,000	158,571
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000	287,168

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Oil & Gas (continued)
Valero Energy,
Gtd. Notes	6.13	2/1/20	130,000		151,834
					2,149,477
Real Estate—.6%
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	20,000		23,783
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000		242,143
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000		115,802
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		288,041
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		264,708
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		231,040
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	179,000		223,070
WEA Finance,
Gtd. Notes	7.13	4/15/18	135,000	[a]	161,092
					1,549,679
Residential Mortgage
Pass-Through Ctfs.—.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.51	7/25/35	102,692	[b]	92,250
Retail—.5%
Autozone,
Sr. Unscd. Notes	3.70	4/15/22	165,000		170,606
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	559,765	[a]	741,187
Macys Retail Holdings,
Gtd. Notes	3.88	1/15/22	215,000		224,798
Staples,
Gtd. Notes	9.75	1/15/14	170,000		191,533
					1,328,124

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Government Agencies—.6%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000[c]	1,037,854
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000[c]	511,661
				1,549,515
U.S. Government Agencies/
Mortgage-Backed—9.9%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41			1,754,464[c]	1,847,767
4.00%, 12/1/40			985,782[c]	1,047,866
5.00%, 4/1/39—8/1/39			1,673,580[c]	1,833,645
5.50%, 4/1/22—6/1/39			1,396,906[c]	1,522,769
6.00%, 3/1/38			291,760[c]	321,544
Federal National Mortgage Association:
3.50%, 12/1/41			1,526,678[c]	1,605,959
4.00%, 12/1/40—12/1/41			9,102,809[c]	9,733,554
4.50%, 2/1/39			348,692[c]	374,324
5.00%, 8/1/20—9/1/39			3,015,736[c]	3,329,729
5.50%, 9/1/34—7/1/40			1,597,354[c]	1,761,199
6.00%, 5/1/22—5/1/39			758,890[c]	841,446
8.00%, 3/1/30			138[c]	142
Government National Mortgage Association I;
5.50%, 4/15/33			85,797	96,066
				24,316,010
U.S. Government Securities—11.9%
U.S. Treasury Bonds:
3.88%, 8/15/40			2,380,000[d]	2,981,321
6.50%, 11/15/26			840,000	1,312,500
U.S. Treasury Notes:
0.63%, 6/30/12			8,550,000[d]	8,554,677
1.25%, 4/15/14			510,000[d]	519,284
1.75%, 5/31/16			4,180,000[d]	4,381,815
2.13%, 5/31/15			5,925,000[d]	6,233,284
2.38%, 7/31/17			490,000	530,769
2.63%, 8/15/20			3,855,000[d]	4,267,605
3.63%, 5/15/13			455,000	469,841
				29,251,096

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Utilities—.4%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		112,834
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		111,606
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		271,254
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000		279,685
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		256,057
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		34,620
					1,066,056
Total Bonds and Notes
(cost $78,092,215)					81,750,279

Common Stocks—65.7%			Shares		Value ($)
Consumer Discretionary—9.1%
American Eagle Outfitters			28,460		549,563
Cabela’s			13,140	[e]	464,368
Carnival			77,033		2,471,989
CBS, Cl. B			42,224		1,347,790
Delphi Automotive			29,340	[d]	851,740
Foot Locker			23,050		731,607
General Motors			15,210	[e]	337,662
Home Depot			8,324		410,706
Johnson Controls			40,340		1,215,848
Macy’s			21,360		812,748
McDonald’s			14,400		1,286,496
Newell Rubbermaid			60,520		1,113,568
News, Cl. A			95,220		1,828,224
Omnicom Group			37,990		1,811,363
Pulte Group			50,640	[e]	473,990
PVH			15,870		1,285,470
Robert Half International			24,100		684,922
Stanley Black & Decker			8,340		552,525
Time Warner			12,106		417,294

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
Toll Brothers	30,090	[e]	820,855
Viacom, Cl. B	21,800		1,040,514
Walt Disney	42,650		1,949,531
			22,458,773
Consumer Staples—6.0%
Avon Products	28,540		472,337
Coca-Cola Enterprises	72,760		1,990,714
ConAgra Foods	31,500		792,225
CVS Caremark	24,491		1,100,626
Energizer Holdings	16,220	[e]	1,182,600
Kraft Foods, Cl. A	21,800		834,286
Lorillard	8,600		1,062,960
PepsiCo	22,385		1,518,822
Philip Morris International	29,810		2,519,243
Ralcorp Holdings	13,570	[e]	862,374
Unilever, ADR	73,860		2,332,499
			14,668,686
Energy—7.1%
Anadarko Petroleum	20,698		1,262,578
Apache	7,920		644,530
Cameron International	33,969	[e]	1,552,044
Chevron	25,524		2,509,264
Ensco, Cl. A	18,680		838,919
EOG Resources	26,201		2,601,759
National Oilwell Varco	29,320		1,957,110
Occidental Petroleum	46,510		3,686,848
Schlumberger	14,660		927,245
TransCanada	19,860	[d]	812,671
Valero Energy	35,150		741,665
			17,534,633
Exchange Traded Funds—1.1%
iShares Russell 1000
Value Index Fund	12,417		811,699
Standard & Poor’s Depository
Receipts S&P 500 ETF Trust	14,220	[d]	1,869,503
			2,681,202

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial—13.0%
Affiliated Managers Group	9,406	[e]	969,476
American Express	22,210		1,239,984
American International Group	6,710	[e]	195,798
Ameriprise Financial	33,730		1,616,342
Aon 16,918	786,687
Bank of America	71,440		525,084
Capital One Financial	40,780		2,094,869
CBRE Group, Cl. A	40,570	[e]	667,376
Chubb	25,680		1,850,758
Citigroup	37,023		981,480
Comerica	28,030		852,673
Discover Financial Services	19,710		652,598
Fifth Third Bancorp	51,140		682,719
Franklin Resources	3,560		380,172
Goldman Sachs Group	8,190		783,783
IntercontinentalExchange	6,680	[e]	817,966
JPMorgan Chase & Co.	101,624		3,368,836
Marsh & McLennan	37,500		1,199,250
MetLife	33,887		989,839
Moody’s	42,760		1,564,588
NASDAQ OMX Group	14,370		314,416
PNC Financial Services Group	14,000		859,880
Prudential Financial	13,770		639,617
SunTrust Banks	18,440		422,645
T. Rowe Price Group	7,400		426,166
TD Ameritrade Holding	32,940		565,250
U.S. Bancorp	46,940		1,460,303
Wells Fargo & Co.	154,212		4,942,495
			31,851,050
Health Care—10.1%
Amylin Pharmaceuticals	20,080	[e]	532,321
Baxter International	31,770		1,608,197
Cigna	47,490		2,085,286
Covidien	28,941		1,498,565
Eli Lilly & Co.	9,210		377,149

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Humana	7,780	594,314
Johnson & Johnson	18,197	1,136,039
McKesson	17,240	1,504,707
Merck & Co.	98,660	3,707,643
Mylan	18,380[e]	398,295
Omnicare	12,690	399,989
Pfizer	286,387	6,263,284
Sanofi, ADR	51,470	1,751,524
St. Jude Medical	19,300	741,506
Thermo Fisher Scientific	7,200	363,456
UnitedHealth Group	15,080	841,012
Zimmer Holdings	18,610	1,128,697
		24,931,984
Industrial—6.4%
Caterpillar	9,920	869,190
Cooper Industries	26,840	1,892,220
Eaton	36,980	1,577,567
FedEx	24,500	2,183,930
General Electric	289,780	5,531,900
Honeywell International	14,580	811,523
Hubbell, Cl. B	5,410	426,957
JB Hunt Transport Services	14,310	817,530
Owens Corning	17,950[e]	553,937
Pitney Bowes	22,920[d]	312,629
Tyco International	12,865	683,903
		15,661,286
Information Technology—9.7%
Alliance Data Systems	4,690[d,e]	590,940
Analog Devices	15,890	577,919
Apple	10,531[e]	6,084,075
Cisco Systems	107,660	1,758,088
Cognizant Technology Solutions, Cl. A	15,030[e]	875,497
Electronic Arts	87,620[e]	1,193,384
EMC	52,520[e]	1,252,602
Informatica	9,750[e]	403,942

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
International Business Machines	7,360	1,419,744
International Game Technology	28,120	402,116
Intuit	17,290	972,217
Oracle	89,250	2,362,448
QUALCOMM	61,170	3,505,653
SanDisk	10,470[e]	342,369
Skyworks Solutions	18,270[e]	490,732
Teradata	5,930[e]	394,226
Texas Instruments	18,950	539,696
Vishay Intertechnology	56,280[e]	597,694
		23,763,342
Materials—1.6%
Celanese, Ser. A	16,990	676,372
Dow Chemical	44,450	1,380,617
Eastman Chemical	7,840	365,030
International Paper	25,610	747,812
LyondellBasell Industries, Cl. A	20,610	813,271
		3,983,102
Telecommunication Services—1.6%
AT&T	76,744	2,622,342
Ciena	61,930[e]	839,151
Corning	32,230	418,668
		3,880,161
Total Common Stocks
(cost $163,111,379)		161,414,219

Other Investment—.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,648,717)	1,648,717[f]	1,648,717

Investment of Cash Collateral
for Securities Loaned—1.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,987,965)	3,987,965[f]	3,987,965
Total Investments (cost $246,840,276)	101.3%	248,801,180
Liabilities, Less Cash and Receivables	(1.3%)	(3,190,186)
Net Assets	100.0%	245,610,994

ADR—American Depository Receipts
GO—General Obligation

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2012, these securities were valued at $5,819,625 or 2.4% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
d Security, or portion thereof, on loan.At May 31, 2012, the value of the fund’s securities on loan was $24,588,700 and the value of the collateral held by the fund was $25,954,923, consisting of cash collateral of $3,987,965 and
U.S. Government and Agency Securities valued at $21,966,958.
e Non-income producing security.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Common Stocks	64.6	Exchange Traded Funds	1.1
U.S. Government & Agencies	22.4	Muncipal Bonds	.3
Corporate Bonds	7.3	Foreign/Governmental	.1
Asset/Mortgage-Backed	3.2
Money Market Investments	2.3		101.3

† Based on net assets.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2012 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, vlaued at $24,588,700)—Note 1(c):
Unaffiliated issuers			241,203,594		243,164,498
Affiliated issuers				5,636,682	5,636,682
Cash denominated in foreign currencies				2,835	2,714
Receivable for investment securities sold					2,363,061
Dividends, interest and securities lending income receivable					819,688
Receivable for shares of Beneficial Interest subscribed					115,822
Prepaid expenses					54,195
					252,156,660
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					242,229
Cash overdraft due to Custodian					16,612
Liability for securities on loan—Note 1(c)					3,987,965
Payable for investment securities purchased					2,019,578
Payable for shares of Beneficial Interest redeemed					161,143
Accrued expenses					118,139
					6,545,666
Net Assets ($)					245,610,994
Composition of Net Assets ($):
Paid-in capital					284,814,897
Accumulated undistributed investment income—net					758,430
Accumulated net realized gain (loss) on investments					(41,923,116)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions					1,960,783
					245,610,994
Net Assets ($)

Net Asset Value Per Share
	Class A	Class C	Class J	Class I	Class Z
Net Assets ($)	148,618,125	36,249,126	20,540,781	2,142,416	38,060,546
Shares Outstanding	8,940,405	2,182,700	1,234,562	128,688	2,300,055
Net Asset Value
Per Share ($)	16.62	16.61	16.64	16.65	16.55

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $16,246 foreign taxes withheld at source):
Unaffiliated issuers	1,667,437
Affiliated issuers	1,182
Interest	1,379,582
Income from securities lending—Note 1(c)	12,070
Total Income	3,060,271
Expenses:
Management fee—Note 3(a)	1,037,052
Shareholder servicing costs—Note 3(c)	502,997
Distribution fees—Note 3(b)	149,595
Professional fees	50,600
Registration fees	49,310
Custodian fees—Note 3(c)	25,624
Prospectus and shareholders’ reports	23,349
Trustees’ fees and expenses—Note 3(d)	10,106
Loan commitment fees—Note 2	805
Interest expense—Note 2	81
Miscellaneous	27,815
Total Expenses	1,877,334
Less—reduction in expenses due to undertaking—Note 3(a)	(167,571)
Less—reduction in fees due to earnings credits—Note 3(c)	(421)
Net Expenses	1,709,342
Investment Income—Net	1,350,929
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,456,678
Net realized gain (loss) on securities sold short	(28,241)
Net Realized Gain (Loss)	5,428,437
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,797,664
Net unrealized appreciation (depreciation) on securities sold short	12,735
Net Unrealized Appreciation (Depreciation)	2,810,399
Net Realized and Unrealized Gain (Loss) on Investments	8,238,836
Net Increase in Net Assets Resulting from Operations	9,589,765

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)[a]	November 30, 2011
Operations ($):
Investment income—net	1,350,929	3,127,871
Net realized gain (loss) on investments	5,428,437	15,713,297
Net unrealized appreciation
(depreciation) on investments	2,810,399	(7,546,546)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,589,765	11,294,622
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,154,925)	(2,149,352)
Class C Shares	(212,238)	(273,965)
Class J Shares	(340,289)	(376,803)
Class I Shares	(35,192)	(41,424)
Class Z Shares	(560,934)	(654,539)
Total Dividends	(3,303,578)	(3,496,083)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	7,640,395	37,041,200
Class B Shares	—	107,300
Class C Shares	490,860	1,450,159
Class J Shares	322,769	950,777
Class I Shares	281,544	192,104
Class Z Shares	732,834	1,535,503

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)[a]	November 30, 2011
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	1,948,618	1,923,684
Class C Shares	165,567	217,538
Class J Shares	327,476	363,783
Class I Shares	30,375	35,551
Class Z Shares	539,967	630,583
Cost of shares redeemed:
Class A Shares	(15,747,727)	(33,692,275)
Class B Shares	(5,366,169)	(33,448,803)
Class C Shares	(3,674,476)	(9,298,661)
Class J Shares	(2,022,061)	(4,298,617)
Class I Shares	(299,892)	(684,108)
Class Z Shares	(3,866,440)	(7,393,539)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(18,496,360)	(44,367,821)
Total Increase (Decrease) in Net Assets	(12,210,173)	(36,569,282)
Net Assets ($):
Beginning of Period	257,821,167	294,390,449
End of Period	245,610,994	257,821,167
Undistributed investment income—net	758,430	2,711,079

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)[a]	November 30, 2011
Capital Share Transactions:
Class Ab
Shares sold	452,714	2,193,958
Shares issued for dividends reinvested	121,258	115,897
Shares redeemed	(932,045)	(2,006,947)
Net Increase (Decrease) in Shares Outstanding	(358,073)	302,908
Class Bb
Shares sold	—	6,284
Shares redeemed	(318,052)	(1,984,512)
Net Increase (Decrease) in Shares Outstanding	(318,052)	(1,978,228)
Class C
Shares sold	29,199	85,908
Shares issued for dividends reinvested	10,271	13,083
Shares redeemed	(218,945)	(557,769)
Net Increase (Decrease) in Shares Outstanding	(179,475)	(458,778)
Class J
Shares sold	19,140	56,555
Shares issued for dividends reinvested	20,366	21,915
Shares redeemed	(120,289)	(252,448)
Net Increase (Decrease) in Shares Outstanding	(80,783)	(173,978)
Class I
Shares sold	16,620	11,297
Shares issued for dividends reinvested	1,889	2,140
Shares redeemed	(17,754)	(40,044)
Net Increase (Decrease) in Shares Outstanding	755	(26,607)
Class Z
Shares sold	43,688	92,232
Shares issued for dividends reinvested	33,727	38,148
Shares redeemed	(231,358)	(442,852)
Net Increase (Decrease) in Shares Outstanding	(153,943)	(312,472)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended May 31, 2012, 199,789 Class B shares representing $3,344,201 were automatically converted to 200,606 Class A shares and during the period ended November 30, 2011, 1,208,900 Class B shares representing $20,398,678 were automatically converted to 1,206,723 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2012			Year Ended November 30,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	16.26	15.94	14.96	12.47	21.28	20.38
Investment Operations:
Investment income—net[a]	.10	.21	.21	.25	.34	.33
Net realized and unrealized
gain (loss) on investments	.49	.35	1.03	2.62	(5.62)	.89
Total from Investment Operations	.59	.56	1.24	2.87	(5.28)	1.22
Distributions:
Dividends from
investment income—net	(.23)	(.24)	(.26)	(.38)	(.39)	(.32)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)	—
Total Distributions	(.23)	(.24)	(.26)	(.38)	(3.53)	(.32)
Net asset value, end of period	16.62	16.26	15.94	14.96	12.47	21.28
Total Return (%)[b]	3.70[c]	3.46	8.38	23.77	(29.77)	6.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.37[d]	1.36	1.37	1.45	1.29	1.23
Ratio of net expenses
to average net assets	1.20[d]	1.20	1.16	1.12	1.18	1.16
Ratio of net investment income
to average net assets	1.16[d]	1.23	1.33	1.89	2.04	1.57
Portfolio Turnover Rate	58.34[c]	99.71[e]	103.49	134.74	138.66	168.94[e]
Net Assets, end of period
($ x 1,000)	148,618	151,210	143,378	115,445	73,441	151,796

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended November 30, 2011 and
November 30, 2007 were 97.61 and 162.34%, respectively.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2012			Year Ended November 30,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	16.17	15.84	14.88	12.38	21.10	20.19
Investment Operations:
Investment income—net[a]	.03	.08	.09	.15	.22	.17
Net realized and unrealized
gain (loss) on investments	.50	.35	1.02	2.61	(5.59)	.89
Total from Investment Operations	.53	.43	1.11	2.76	(5.37)	1.06
Distributions:
Dividends from
investment income—net	(.09)	(.10)	(.15)	(.26)	(.21)	(.15)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)	—
Total Distributions	(.09)	(.10)	(.15)	(.26)	(3.35)	(.15)
Net asset value, end of period	16.61	16.17	15.84	14.88	12.38	21.10
Total Return (%)[b]	3.31[c]	2.70	7.50	22.68	(30.22)	5.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.08[d]	2.04	2.05	2.12	2.01	1.97
Ratio of net expenses
to average net assets	1.95[d]	1.94	1.91	1.88	1.90	1.90
Ratio of net investment income
to average net assets	.41[d]	.48	.58	1.16	1.32	.84
Portfolio Turnover Rate	58.34[c]	99.71[e]	103.49	134.74	138.66	168.94[e]
Net Assets, end of period
($ x 1,000)	36,249	38,205	44,683	50,170	44,224	85,801

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended November 30, 2011 and
November 30, 2007 were 97.61 and 162.34%, respectively.

See notes to financial statements.

Six Months Ended
May 31, 2012			Year Ended November 30,
Class J Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	16.29	15.96	14.97	12.52	21.38	20.47
Investment Operations:
Investment income—net[a]	.11	.23	.22	.26	.40	.36
Net realized and unrealized
gain (loss) on investments	.50	.36	1.03	2.63	(5.65)	.93
Total from Investment Operations	.61	.59	1.25	2.89	(5.25)	1.29
Distributions:
Dividends from
investment income—net	(.26)	(.26)	(.26)	(.44)	(.47)	(.38)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)	—
Total Distributions	(.26)	(.26)	(.26)	(.44)	(3.61)	(.38)
Net asset value, end of period	16.64	16.29	15.96	14.97	12.52	21.38
Total Return (%)	3.81[b]	3.64	8.50	23.81	(29.53)	6.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[c]	1.03	1.02	1.06	.99	.91
Ratio of net expenses
to average net assets	1.06[c]	1.03	1.02	1.05	.88	.87
Ratio of net investment income
to average net assets	1.30[c]	1.39	1.46	1.99	2.34	1.77
Portfolio Turnover Rate	58.34[b]	99.71[d]	103.49	134.74	138.66	168.94[d]
Net Assets, end of period
($ x 1,000)	20,541	21,430	23,767	25,858	27,178	541,149

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended November 30, 2011 and
November 30, 2007 were 97.61 and 162.34%, respectively.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2012			Year Ended November 30,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	16.31	15.97	14.97	12.47	21.28	20.39
Investment Operations:
Investment income—net[b]	.12	.25	.24	.36	.37	.36
Net realized and unrealized
gain (loss) on investments	.50	.36	1.03	2.56	(5.61)	.89
Total from Investment Operations	.62	.61	1.27	2.92	(5.24)	1.25
Distributions:
Dividends from
investment income—net	(.28)	(.27)	(.27)	(.42)	(.43)	(.36)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)	—
Total Distributions	(.28)	(.27)	(.27)	(.42)	(3.57)	(.36)
Net asset value, end of period	16.65	16.31	15.97	14.97	12.47	21.28
Total Return (%)	3.83[c]	3.77	8.64	24.15	(29.57)	6.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[d]	1.04	1.04	1.20	1.07	1.12
Ratio of net expenses
to average net assets	.95[d]	.94	.90	.85	.96	1.04
Ratio of net investment income
to average net assets	1.42[d]	1.48	1.58	2.63	2.25	1.72
Portfolio Turnover Rate	58.34[c]	99.71[e]	103.49	134.74	138.66	168.94[e]
Net Assets, end of period
($ x 1,000)	2,142	2,086	2,468	2,128	274	711

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended November 30, 2011 and
November 30, 2007 were 97.61 and 162.34%, respectively.

See notes to financial statements.

Six Months Ended
May 31, 2012			Year Ended November 30,
Class Z Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	16.20	15.88	14.90	12.46	21.30	20.39
Investment Operations:
Investment income—net[a]	.09	.21	.21	.24	.37	.38
Net realized and unrealized
gain (loss) on investments	.49	.35	1.03	2.62	(5.61)	.89
Total from Investment Operations	.58	.56	1.24	2.86	(5.24)	1.27
Distributions:
Dividends from
investment income—net	(.23)	(.24)	(.26)	(.42)	(.46)	(.36)
Dividends from net realized
gain on investments	—	—	—	—	(3.14)	—
Total Distributions	(.23)	(.24)	(.26)	(.42)	(3.60)	(.36)
Net asset value, end of period	16.55	16.20	15.88	14.90	12.46	21.30
Total Return (%)	3.64[b]	3.49	8.43	23.63	(29.61)	6.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31[c]	1.19	1.12	1.18	1.09	1.12
Ratio of net expenses
to average net assets	1.31[c]	1.19	1.12	1.16	.98	.93
Ratio of net investment income
to average net assets	1.05[c]	1.23	1.37	1.88	2.24	1.83
Portfolio Turnover Rate	58.34[b]	99.71[d]	103.49	134.74	138.66	168.94[d]
Net Assets, end of period
($ x 1,000)	38,061	39,744	43,924	47,532	44,768	76,939

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended November 30, 2011 and
November 30, 2007 were 97.61 and 162.34%, respectively.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is the sole series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class J, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class A, Class J, Class I and Class Z shares are sold at net asset value per share. Class C and Class I shares are sold only to institutional investors and Class J and Class Z shares are closed to new investors. Class B shares were subject to a CDSC imposed on Class B share redemptions made within six years of purchase and automatically converted to Class A shares after six years. The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that pri-oritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and dura-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tion of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	3,842,034	—	3,842,034
Commercial Mortgage-Backed —		3,888,527	—	3,888,527
Corporate Bonds†	—	17,982,346	—	17,982,346
Equity Securities—
Domestic†	152,184,133	—	—	152,184,133
Equity Securities—
Foreign†	6,548,884	—	—	6,548,884
Foreign Government	—	220,770	—	220,770
Municipal Bonds	—	607,731	—	607,731
Mutual Funds/
Exchange Traded
Funds	8,317,884	—	—	8,317,884
Residential
Mortgage-Backed	—	92,250	—	92,250
U.S. Government
Agencies/
Mortgage-Backed	—	25,865,525	—	25,865,525
U.S. Treasury	—	29,251,096	—	29,251,096

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2012, The Bank of NewYork Mellon earned $5,173 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	11/30/2011	($)	Purchases ($)	Sales ($)	5/31/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,922,203		34,233,443	37,506,929	1,648,717.7
Dreyfus
Institutional
Cash
Advantage
Fund	3,411,513		17,907,025	17,330,573	3,987,965		1.6
Total	8,333,716		52,140,468	54,837,502	5,636,682		2.3

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $45,168,121 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2011. If not applied, $2,270,147 of the carryover expires in fiscal 2015, $3,785,349 expires in fiscal 2016, $38,605,287 expires in fiscal 2017, $359,386 expires in fiscal 2018 and $147,952 expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2011 were as follows: ordinary income $3,496,083. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2012, was approximately $13,700 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until April 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund, so that the net operating expenses of the fund’s Class A, C and I shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .95% of the value of the average daily net assets of

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

their class. The reduction in expenses, pursuant to the undertaking, amounted to $167,571 during the period ended May 31, 2012.

During the period ended May 31, 2012, the Distributor retained $7,613 from commissions earned on sales of the fund’s Class A shares and $282 and $1,416 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended May 31, 2012, Class B and Class C shares were charged $6,148 and $143,447, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2012, Class A, Class B and Class C shares were charged $194,102, $2,049 and $47,816, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2012, Class Z shares were charged $33,794, pursuant to the Class Z Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended May 31, 2012, the fund was charged $85,825 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2012, the fund was charged $25,624 pursuant to the custody agreement.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2012, the fund was charged $10,116 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $421.

During the period ended May 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $170,119, Rule 12b-1 distribution plan fees $23,530, shareholder services plan fees $39,962, custodian fees $13,500, chief compliance

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

officer fees $2,652 and transfer agency per account fees $41,040, which are offset against an expense reimbursement currently in effect in the amount of $48,574.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities and securities sold short, excluding short-term securities, during the period ended May 31, 2012 was as follows:

	Purchases ($)	Sales ($)
Long transactions	149,236,096	170,993,560
Short sale transactions	6,401,622	—
Total	155,637,718	170,993,560

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. At May 31, 2012, there were no securities sold short.

At May 31, 2012, accumulated net unrealized appreciation on investments was $1,960,904, consisting of $14,561,094 gross unrealized appreciation and $12,600,190 gross unrealized depreciation.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board ofTrustees held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

TheFund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians and variously above and below the Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus representatives discussed with the Board the reasons for the fund’s underperformance, and the Board indicated its expectation for improvements in the fund’s performance results in the future.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was at the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until April 1, 2013, so that the net operating expenses of the fund’s Class A, B, C and I shares (exclusive of Rule 12b-1 fees, shareholder services fees, taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses) do not exceed .95%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was concerned with the fund’s relative performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 24, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	July 24, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)